Commitments and Contingencies - Schedule of Future Payments for Operating Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
2026 (remaining)	$ 127,953
Lessee, Operating Lease, Liability, to be Paid, Year One	109,363	$ 252,632
Total	237,316	361,123
Less present value discount	(13,490)	(30,093)
Total operating lease liabilities	$ 223,826	331,030	$ 286,958
2027		$ 108,491